The following table sets forth the status of the Company’s non-vested stock options as at December 31, 2021 and December 31, 2020: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		405,334
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning,Number of Options	0
Balance at beginning,Weighted- Average Grant-Date Fair Value	$ 0
Granted	135,000
Granted	$ 0.13
Forfeited	0
Forfeited
Vested	(135,000)
Vested	$ 0.13
Balance at ending,Number of Options	0	0
Balance at ending,Weighted- Average Grant-Date Fair Value	$ 0	$ 0